Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Details
Shared Expenses reimbursed	$ 7,843	$ 5,054	$ 23,284	$ 15,125
Investment management fees			14
Commission Expense			$ 21,883	$ 21,053